Exhibit 99.5

Data Compare Summary (Total)

Run Date - 6/23/2025 10:48:20 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	17	0.00%	17
State	0	17	0.00%	17
Zip	0	17	0.00%	17
Note Date	0	17	0.00%	17
Original Loan Amount	0	17	0.00%	17
Original Term	0	10	0.00%	17
Original Interest Rate	0	17	0.00%	17
Borrower Qualifying FICO	0	17	0.00%	17
Amortization Type	0	17	0.00%	17
Representative FICO	0	17	0.00%	17
Lien Position	0	17	0.00%	17
Occupancy	0	17	0.00%	17
Purpose	0	17	0.00%	17
Contract Sales Price	0	17	0.00%	17
Balloon Flag	0	17	0.00%	17
Original CLTV	0	17	0.00%	17
Original LTV	0	17	0.00%	17
Origination Channel	0	17	0.00%	17
Appraisal Effective Date	0	17	0.00%	17
LTV Valuation Value	0	16	0.00%	17
Investor: Qualifying Total Debt Ratio	2	17	11.76%	17
Initial Rate Lock Date	5	17	29.41%	17
Coborrower Qualifying FICO	0	9	0.00%	17
Amortization Term	0	7	0.00%	17
Property Type	0	8	0.00%	17
Appraised Value	0	1	0.00%	17
Total	7	391	1.79%	17